Derivative Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Liabilities Details
Beginning Balance	$ 221,822	$ 150,076
Increase in derivative value due to issuances of convertible promissory notes	4,945,782	583,415	144,748
Change in fair market value of derivative liabilities due to the mark to market adjustment	154,309	13,816	5,328
Debt conversions	(229,043)	(525,485)
Ending Balance	$ 5,092,870	$ 221,822	$ 150,076